UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

The Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1: Schedule of Investments.
A copy of the  Schedule of Investments for the period ended 3/31/15 is included with this Form.

Value Line Premier Growth Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (97.3%)

	CONSUMER DISCRETIONARY (7.5%)
7,400	AutoZone, Inc. *	$5,047,984
56,000	BorgWarner, Inc.	3,386,880
44,000	Brinker International, Inc.	2,708,640
2,000	Buffalo Wild Wings, Inc. *	362,480
5,000	Domino’s Pizza, Inc.	502,750
11,000	Genuine Parts Co.	1,025,090
112,000	LKQ Corp. *	2,862,720
18,000	O’Reilly Automotive, Inc. *	3,892,320
80,600	TJX Companies, Inc. (The)	5,646,030
21,600	VF Corp.	1,626,696
33,600	Wolverine World Wide, Inc. (1)	1,123,920
		28,185,510
	CONSUMER STAPLES (7.9%)
190,000	AMBEV S.A. ADR	1,094,400
81,000	BRF S.A. ADR	1,602,180
21,300	Brown-Forman Corp. Class B	1,924,455
9,400	Bunge Ltd.	774,184
54,400	Church & Dwight Co., Inc.	4,646,848
13,100	Coca-Cola Femsa, S.A.B. de C.V. ADR (1)	1,046,166
18,000	Costco Wholesale Corp.	2,726,910
23,400	Energizer Holdings, Inc.	3,230,370
94,812	Flowers Foods, Inc.	2,156,025
20,000	Fomento Economico Mexicano S.A.B. de C.V. ADR *	1,870,000
64,000	General Mills, Inc.	3,622,400
53,000	Hormel Foods Corp.	3,013,050
4,000	McCormick & Co., Inc.	308,440
22,000	Reynolds American, Inc.	1,516,020
		29,531,448
	ENERGY (4.3%)
2,600	CNOOC Ltd. ADR (1)	368,732
14,600	Core Laboratories N.V. (1)	1,525,554
24,000	Enbridge, Inc.	1,164,000
41,873	EQT Corp.	3,470,016
70,000	FMC Technologies, Inc. *	2,590,700
51,400	Noble Energy, Inc.	2,513,460
12,000	Oceaneering International, Inc.	647,160
5,000	Oil States International, Inc. *	198,850
32,000	ONEOK, Inc.	1,543,680
5,346	Pioneer Natural Resources Co.	874,124
26,000	TransCanada Corp. (1)	1,110,720
		16,006,996
	FINANCIALS (9.1%)
8,000	ACE Ltd.	891,920
20,000	Affiliated Managers Group, Inc. *	4,295,600
52,600	AFLAC, Inc.	3,366,926
3,000	Alleghany Corp. *	1,461,000
36,000	American Tower Corp. REIT	3,389,400
45,000	Arch Capital Group Ltd. *	2,772,000
5,207	Banco de Chile ADR	349,181
3,200	Canadian Imperial Bank of Commerce (1)	232,000

Shares		Value
23,200	Equity Lifestyle Properties, Inc. REIT	$1,274,840
14,153	Essex Property Trust, Inc. REIT	3,253,775
1,400	Everest Re Group Ltd.	243,600
75,500	HDFC Bank Ltd. ADR	4,446,195
22,000	M&T Bank Corp.	2,794,000
8,000	PartnerRe Ltd.	914,640
27,000	PRA Group, Inc. *(1)	1,466,640
5,000	Principal Financial Group, Inc.	256,850
14,000	ProAssurance Corp.	642,740
26,000	Royal Bank of Canada	1,569,360
11,800	Toronto-Dominion Bank (The)	505,630
		34,126,297
	HEALTH CARE (14.2%)
6,334	Actavis PLC *	1,885,125
37,800	Alexion Pharmaceuticals, Inc. *	6,550,740
7,000	Anthem, Inc.	1,080,870
14,500	Becton, Dickinson & Co.	2,082,055
7,700	Bio-Reference Laboratories, Inc. *(1)	271,348
23,200	C.R. Bard, Inc.	3,882,520
28,000	Cerner Corp. *	2,051,280
13,000	DENTSPLY International, Inc.	661,570
46,000	Express Scripts Holding Co. *	3,991,420
38,800	Henry Schein, Inc. *	5,417,256
28,700	IDEXX Laboratories, Inc. *	4,433,576
22,000	Illumina, Inc. *	4,084,080
17,000	McKesson Corp.	3,845,400
46,500	Mednax, Inc. *	3,371,715
17,700	Mettler-Toledo International, Inc. *	5,817,105
54,000	Novo Nordisk A/S ADR	2,883,060
4,000	ResMed, Inc.	287,120
8,000	Universal Health Services, Inc. Class B	941,680
		53,537,920
	INDUSTRIALS (30.6%)
25,300	Acuity Brands, Inc.	4,254,448
103,750	AMETEK, Inc.	5,451,025
39,200	AZZ, Inc.	1,826,328
63,800	Canadian National Railway Co.	4,266,306
9,700	Carlisle Companies, Inc.	898,511
31,000	Chicago Bridge & Iron Co. N.V. (1)	1,527,060
69,300	CLARCOR, Inc.	4,577,958
61,000	Danaher Corp.	5,178,900
26,000	EnerSys	1,670,240
14,800	Equifax, Inc.	1,376,400
13,800	Esterline Technologies Corp. *	1,578,996
8,000	Flowserve Corp.	451,920
20,000	General Dynamics Corp.	2,714,600
15,400	Graco, Inc.	1,111,264
29,662	HEICO Corp.	1,811,458
49,850	IDEX Corp.	3,780,125
18,600	IHS, Inc. Class A *	2,115,936
40,600	ITT Corp.	1,620,346
33,000	J.B. Hunt Transport Services, Inc.	2,818,035
26,000	Kansas City Southern	2,654,080

1

March 31, 2015

Shares		Value
39,000	Kirby Corp. *	$2,926,950
3,000	L-3 Communications Holdings, Inc.	377,370
26,000	Lincoln Electric Holdings, Inc.	1,700,140
33,000	Parker-Hannifin Corp.	3,919,740
66,500	Republic Services, Inc.	2,697,240
121,500	Rollins, Inc.	3,004,695
40,000	Roper Industries, Inc.	6,880,000
50,700	Rush Enterprises, Inc. Class A *	1,387,152
28,500	Snap-on, Inc.	4,191,210
37,600	Stericycle, Inc. *	5,280,168
50,200	Teledyne Technologies, Inc. *	5,357,846
66,000	Toro Co. (The)	4,627,920
5,900	Towers Watson & Co. Class A	779,892
40,000	Union Pacific Corp.	4,332,400
36,000	United Technologies Corp.	4,219,200
12,600	W.W. Grainger, Inc. (1)	2,971,206
53,200	Wabtec Corp.	5,054,532
74,600	Waste Connections, Inc.	3,591,244
		114,982,841
	INFORMATION TECHNOLOGY (12.8%)
25,000	Accenture PLC Class A	2,342,250
21,000	Alliance Data Systems Corp. *	6,221,250
78,400	Amphenol Corp. Class A	4,620,112
5,700	Anixter International, Inc. *	433,941
60,000	ANSYS, Inc. *	5,291,400
17,000	Automatic Data Processing, Inc.	1,455,880
39,000	Cognizant Technology Solutions Corp. Class A *	2,433,210
68,400	Fiserv, Inc. *	5,430,960
21,000	Intuit, Inc.	2,036,160
45,000	MasterCard, Inc. Class A	3,887,550
75,000	Salesforce.com, Inc. *	5,010,750
51,000	Trimble Navigation Ltd. *	1,285,200
32,500	Ultimate Software Group, Inc. (The) *	5,523,538
21,300	WEX, Inc. *	2,286,768
		48,258,969
	MATERIALS (8.7%)
15,000	Air Products & Chemicals, Inc.	2,269,200
23,500	Airgas, Inc.	2,493,585
26,700	AptarGroup, Inc.	1,695,984
20,000	Ball Corp.	1,412,800
45,000	Crown Holdings, Inc. *	2,430,900
43,000	Ecolab, Inc.	4,918,340
40,000	FMC Corp.	2,290,000
4,500	NewMarket Corp.	2,150,100
23,000	Praxair, Inc.	2,777,020
20,200	Scotts Miracle-Gro Co. (The) Class A	1,356,834
30,000	Sigma-Aldrich Corp.	4,147,500
54,400	Valspar Corp. (The)	4,571,232
		32,513,495
	TELECOMMUNICATION SERVICES (1.2%)
40,000	SBA Communications Corp. Class A *	4,684,000

Shares		Value
	UTILITIES (1.0%)
52,000	ITC Holdings Corp.	$1,946,360
8,000	NextEra Energy, Inc.	832,400
48,000	Questar Corp.	1,145,280
		3,924,040
	TOTAL COMMON STOCKS (Cost $175,908,449) (97.3%)	365,751,516

SHORT-TERM INVESTMENTS (4.9%)

	MONEY MARKET FUNDS (4.9%)
9,719,645	State Street Institutional Liquid Reserves Fund	9,719,645
8,807,360	State Street Navigator Securities Lending Prime Portfolio (2)	8,807,360

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,527,005) (4.9%)	18,527,005

	TOTAL INVESTMENT SECURITIES (102.2%) (Cost $194,435,454)	$384,278,521

	EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.2%)	(8,408,789)

	NET ASSETS (3) (100%)	$375,869,732

	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
	($375,869,732 ÷ 10,816,557 shares outstanding)	$34.75

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2015, the market value of the securities on loan was $8,605,960.
(2)
Securities with an aggregate market value of $8,605,960 were out on loan in exchange for $8,807,360 of cash collateral as of March 31, 2015. The collateral was invested in a cash collateral reinvestment  vehicle.

(3)
For federal income tax purposes, the aggregate cost was $194,435,454, aggregate gross unrealized appreciation was $190,568,097, aggregate gross unrealized depreciation was $771,260  and the net unrealized appreciation was $189,796,837.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$365,751,516	$-	$-	$365,751,516
Short-Term Investments	18,527,005	-	-	18,527,005

Total Investments in Securities	$384,278,521	$-	$-	$384,278,521

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2015 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 29, 2015